Commitments and Contingencies - Schedule of Future Minimum Rental Payments under Operating Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2023 (remaining)	$ 20
2024/2023	78	$ 160
2025/2024	78	9
2026/2025	78	0
2027/2026	78	0
2027		0
Thereafter		0
Thereafter	33
Total	$ 365	$ 169